Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,253,686	$ 22,971,599
Less: accumulated depreciation	(16,794,352)	(16,086,338)
Property and equipment, net	4,459,334	6,885,261
Technology Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,730,756	11,322,883
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,886,170	2,134,959
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,383,846	3,906,408
Motor Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,033,864	1,126,504
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,219,050	$ 4,480,845